Pension Plans and Retiree Benefits - Schedule of Expected Cash Flows for Defined Benefit Pension and Other Post-Retirement Plans (Details) $ in Millions	Dec. 31, 2021 CAD ($)
Defined Benefit
Defined Benefit Plan Disclosure
Expected employer contributions, 2022	$ 12
Expected benefit payments:
2022	91
2023	88
2024	89
2025	90
2026	91
2027 - 2031	468
Post-Retirement Benefits
Defined Benefit Plan Disclosure
Expected employer contributions, 2022	0
Expected benefit payments:
2022	22
2023	21
2024	21
2025	21
2026	21
2027 - 2031	$ 110